THE LAZARD FUNDS, INC.

Lazard US Equity Concentrated Portfolio
Lazard US Strategic Equity Portfolio
Lazard US Mid Cap Equity Portfolio
Lazard US Small-Mid Cap Equity Portfolio
Lazard Global Equity Select Portfolio
Lazard Fundamental Long/Short Portfolio

Supplement to Prospectus dated May 1, 2015

Lazard US Equity Concentrated Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Christopher H. Blake, portfolio manager/analyst on various of the Investment Manager's US Equity teams, has been with the Portfolio since May 2012.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since March 2011.

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Lazard US Strategic Equity Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Christopher H. Blake, portfolio manager/analyst on various of the Investment Manager's US Equity teams, has been with the Portfolio since December 2004.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since March 2011.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since December 2004.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since February 2009.

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Lazard US Mid Cap Equity Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Jerry Liu, portfolio manager/analyst on the Investment Manager's US Mid Cap Equity and Fundamental Long/Short teams, has been with the Portfolio since December 2013.

Christopher H. Blake, portfolio manager/analyst on various of the Investment Manager's US Equity teams, has been with the Portfolio since November 2001.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since March 2011.

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Lazard US Small-Mid Cap Equity Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Daniel Breslin, portfolio manager/analyst on the Investment Manager's US Small-Mid Cap Equity team, has been with the Portfolio since May 2007.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager's US Small-Mid Cap Equity team, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since 2014.

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Lazard Global Equity Select Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since December 2013.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since December 2013.

Louis Florentin-Lee, portfolio manager/analyst on the Investment Manager's Global Equity Select team, has been with the Portfolio since December 2013. Patrick Ryan, portfolio manager/analyst on various of the Investment Manager's Global Equity teams, has been with the Portfolio since December 2013.

Patrick Ryan, portfolio manager/analyst on various of the Investment Manager's Global Equity teams, has been with the Portfolio since December 2013.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams, has been with the Portfolio since December 2013.

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Lazard Fundamental Long/Short Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Dmitri Batsev, portfolio manager/analyst on the Investment Manager's Fundamental Long/Short team, has been with the Portfolio since April 2014.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since April 2014.

Jerry Liu, portfolio manager/analyst on the Investment Manager's US Mid Cap Equity and Fundamental Long/Short teams, has been with the Portfolio since April 2014.

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The following replaces any contrary information contained in  "Fund Management—Portfolio Management" in the Prospectus:

US Equity Concentrated Portfolio—Christopher H. Blake (since May 2012) and Martin Flood (since March 2011)

US Mid Cap Equity Portfolio—Christopher H. Blake (since November 2001), Jerry Liu (since December 2013) and Martin Flood (since March 2011)

US Small-Mid Cap Equity Portfolio—Daniel Breslin (since May 2007), Michael DeBernardis (since October 2010) and Martin Flood (since 2014)

Fundamental Long/Short Portfolio—Dmitri Batsev, Martin Flood and Jerry Liu (each since April 2014)

# In addition to his oversight responsibility as described below, Mr. Donald or Mr. Reinsberg, as the case may be, is a member of the portfolio management team.

* In connection with his role with the Investment Manager, Mr. Reinsberg is ultimately responsible for overseeing this Portfolio but is not responsible for its day-to-day management.

The following replaces any contrary information contained in  "Fund Management—Biographical Information of Principal Portfolio Managers" in the Prospectus:

Andrew D. Lacey, a Deputy Chairman of the Investment Manager, is a portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams. Mr. Lacey joined the Investment Manager in 1996, and has been working in the investment field since 1995.

Ronald Temple, a Managing Director of the Investment Manager, is responsible for oversight of the Investment Manager's US Equity and Multi Asset Strategies. He is also a portfolio manager/analyst on various of the Investment Manager's US Equity and  Global Equity teams. Mr. Temple joined the Investment Manager in 2001 and has been working in the investment field since 1991.

August 28, 2015